Financial instruments (Details 5) - Mar. 31, 2021 - Currency swap contract [member] ₨ in Thousands, $ in Thousands	INR (₨)	USD ($)
Maturity Analysis For Derivative Financial Instruments [Line Items]
Payable | $		$ 50,000
Receivable | ₨	₨ 3,675,000
Less than 1 year [Member]
Maturity Analysis For Derivative Financial Instruments [Line Items]
Payable | $		5,000
Receivable | ₨	367,500
One to two years [Member]
Maturity Analysis For Derivative Financial Instruments [Line Items]
Payable | $		10,000
Receivable | ₨	735,000
Two to three years [Member]
Maturity Analysis For Derivative Financial Instruments [Line Items]
Payable | $		10,000
Receivable | ₨	735,000
Three to four years [Member]
Maturity Analysis For Derivative Financial Instruments [Line Items]
Payable | $		10,000
Receivable | ₨	735,000
Four to five years [member]
Maturity Analysis For Derivative Financial Instruments [Line Items]
Payable | $		10,000
Receivable | ₨	735,000
More than five years
Maturity Analysis For Derivative Financial Instruments [Line Items]
Payable | $		$ 5,000
Receivable | ₨	₨ 367,500